Distribution Date:	07/15/22	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 1)	15-17		Trust Advisor		Trustadvisor@trimontrea.com
Mortgage Loan Detail (Part 2)	18-20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	386,649,074.70	0.00	1,220,844.45	0.00	0.00	1,220,844.45	386,649,074.70	33.24%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	32,454,734.25	1,063,719.91	96,174.20	0.00	0.00	1,159,894.11	31,391,014.34	33.24%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00	26.66%	24.25%
B	94989QBA7	4.453962%	44,771,000.00	44,771,000.00	0.00	166,173.62	0.00	0.00	166,173.62	44,771,000.00	19.51%	18.00%
C	94989QBB5	4.453962%	33,130,000.00	33,130,000.00	0.00	122,966.48	0.00	0.00	122,966.48	33,130,000.00	14.22%	13.38%
D	94989QBD1	4.453962%	38,503,000.00	38,503,000.00	0.00	142,909.09	0.00	0.00	142,909.09	38,503,000.00	8.07%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	48,903.76	0.00	0.00	48,903.76	17,908,000.00	5.21%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	37,749.42	0.00	0.00	37,749.42	8,059,000.00	3.93%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	24,578,314.61	0.00	0.00	0.00	0.00	0.00	24,578,314.61	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	627,242,123.56	1,063,719.91	1,974,630.92	0.00	0.00	3,038,350.83	626,178,403.65

X-A	94989QAY6	0.658304%	542,618,000.00	460,292,808.95	0.00	252,510.46	0.00	0.00	252,510.46	459,229,089.04
X-E	94989QAA8	1.176962%	17,908,000.00	17,908,000.00	0.00	17,564.20	0.00	0.00	17,564.20	17,908,000.00
X-F	94989QAC4	1.176962%	8,059,000.00	8,059,000.00	0.00	7,904.28	0.00	0.00	7,904.28	8,059,000.00
X-G	94989QAE0	1.176962%	31,339,406.00	24,578,314.61	0.00	24,106.46	0.00	0.00	24,106.46	24,578,314.61
Notional SubTotal			599,924,406.00	510,838,123.56	0.00	302,085.40	0.00	0.00	302,085.40	509,774,403.65

Deal Distribution Total					1,063,719.91	2,276,716.32	0.00	0.00	3,340,436.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	986.74236354	0.00000000	3.11563900	0.00000000	0.00000000	0.00000000	0.00000000	3.11563900	986.74236354
A-SB	94989QAW0	592.56407248	19.42157951	1.75596494	0.00000000	0.00000000	0.00000000	0.00000000	21.17754446	573.14249297
A-S	94989QAX8	1,000.00000000	0.00000000	3.37249994	0.00000000	0.00000000	0.00000000	0.00000000	3.37249994	1,000.00000000
B	94989QBA7	1,000.00000000	0.00000000	3.71163521	0.00000000	0.00000000	0.00000000	0.00000000	3.71163521	1,000.00000000
C	94989QBB5	1,000.00000000	0.00000000	3.71163538	0.00000000	0.00000000	0.00000000	0.00000000	3.71163538	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.71163520	0.00000000	0.00000000	0.00000000	0.00000000	3.71163520	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	2.73083315	0.00000000	0.00000000	0.00000000	0.00000000	2.73083315	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	4.68413203	(1.95329818)	16.54435538	0.00000000	0.00000000	4.68413203	1,000.00000000
G	94989QAQ3	784.26229936	0.00000000	0.00000000	2.14168960	66.57593351	0.00000000	0.00000000	0.00000000	784.26229936
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	848.28149628	0.00000000	0.46535585	0.00000000	0.00000000	0.00000000	0.00000000	0.46535585	846.32114865
X-E	94989QAA8	1,000.00000000	0.00000000	0.98080188	0.00000000	0.00000000	0.00000000	0.00000000	0.98080188	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	0.98080159	0.00000000	0.00000000	0.00000000	0.00000000	0.98080159	1,000.00000000
X-G	94989QAE0	784.26229936	0.00000000	0.76920603	0.00000000	0.00000000	0.00000000	0.00000000	0.76920603	784.26229936

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/22 - 06/30/22	30	0.00	1,220,844.45	0.00	1,220,844.45	0.00	0.00	0.00	1,220,844.45	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	96,174.20	0.00	96,174.20	0.00	0.00	0.00	96,174.20	0.00
X-A	06/01/22 - 06/30/22	30	0.00	252,510.46	0.00	252,510.46	0.00	0.00	0.00	252,510.46	0.00
X-E	06/01/22 - 06/30/22	30	0.00	17,564.20	0.00	17,564.20	0.00	0.00	0.00	17,564.20	0.00
X-F	06/01/22 - 06/30/22	30	0.00	7,904.28	0.00	7,904.28	0.00	0.00	0.00	7,904.28	0.00
X-G	06/01/22 - 06/30/22	30	0.00	24,106.46	0.00	24,106.46	0.00	0.00	0.00	24,106.46	0.00
A-S	06/01/22 - 06/30/22	30	0.00	138,909.90	0.00	138,909.90	0.00	0.00	0.00	138,909.90	0.00
B	06/01/22 - 06/30/22	30	0.00	166,173.62	0.00	166,173.62	0.00	0.00	0.00	166,173.62	0.00
C	06/01/22 - 06/30/22	30	0.00	122,966.48	0.00	122,966.48	0.00	0.00	0.00	122,966.48	0.00
D	06/01/22 - 06/30/22	30	0.00	142,909.09	0.00	142,909.09	0.00	0.00	0.00	142,909.09	0.00
E	06/01/22 - 06/30/22	30	0.00	48,903.76	0.00	48,903.76	0.00	0.00	0.00	48,903.76	0.00
F	06/01/22 - 06/30/22	30	149,072.59	22,007.79	0.00	22,007.79	(15,741.63)	0.00	0.00	37,749.42	133,330.96
G	06/01/22 - 06/30/22	30	2,019,330.93	67,119.28	0.00	67,119.28	67,119.28	0.00	0.00	0.00	2,086,450.21
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,168,403.52	2,328,093.97	0.00	2,328,093.97	51,377.65	0.00	0.00	2,276,716.32	2,219,781.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.453962%	44,771,000.00	44,771,000.00	0.00	166,173.62	0.00	0.00	166,173.62	44,771,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.453962%	33,130,000.00	33,130,000.00	0.00	122,966.48	0.00	0.00	122,966.48	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	119,090,000.00	0.00	428,050.00	0.00	0.00	428,050.00	119,090,000.00

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,340,436.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,354,654.74	Master Servicing Fee	21,098.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,083.02
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	261.35
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,907.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,354,654.74	Total Fees	26,560.75

Principal		Expenses/Reimbursements
Scheduled Principal	1,063,719.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,624.03
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,419.82
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,333.80
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,063,719.91	Total Expenses/Reimbursements	51,377.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,276,716.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,063,719.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,340,436.23
Total Funds Collected	3,418,374.65	Total Funds Distributed	3,418,374.63

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	627,242,123.56	627,242,123.56	Beginning Certificate Balance	627,242,123.56
(-) Scheduled Principal Collections	1,063,719.91	1,063,719.91	(-) Principal Distributions	1,063,719.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	626,178,403.65	626,178,403.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	629,137,268.47	629,137,268.47	Ending Certificate Balance	626,178,403.65
Ending Actual Collateral Balance	627,976,029.21	627,976,029.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP
2,000,000 or less	4	5,902,981.99	0.94%	36	4.9446	2.602234	1.30 or less	17	236,832,550.57	37.82%	36	4.5950	0.783544
2,000,001 to 3,000,000	4	10,292,014.52	1.64%	36	4.5281	1.781153	1.31 to 1.40	2	22,341,304.09	3.57%	36	4.6718	1.339233
3,000,001 to 4,000,000	1	3,900,000.00	0.62%	30	4.5600	2.871800	1.41 to 1.50	1	12,598,980.52	2.01%	37	4.7000	1.459700
4,000,001 to 5,000,000	6	26,292,512.25	4.20%	34	4.5340	1.892033	1.51 to 1.60	4	53,224,797.59	8.50%	36	4.3937	1.557423
5,000,001 to 6,000,000	10	53,878,822.10	8.60%	36	4.7337	2.405569	1.61 to 1.70	3	32,492,143.35	5.19%	36	4.3832	1.659717
6,000,001 to 7,000,000	6	38,098,614.33	6.08%	29	4.6539	1.432015	1.71 to 1.80	3	20,071,227.54	3.21%	33	4.3675	1.755381
7,000,001 to 8,000,000	4	29,731,249.47	4.75%	37	4.5756	2.030200	1.81 to 1.90	5	39,546,761.92	6.32%	36	4.5640	1.859950
8,000,001 to 9,000,000	2	16,579,659.53	2.65%	36	4.0977	2.679057	1.91 to 2.00	3	29,492,257.69	4.71%	36	4.2001	1.935158
9,000,001 to 10,000,000	2	19,179,069.15	3.06%	36	4.5177	1.191842	2.01 to 2.25	3	14,231,725.86	2.27%	19	4.4397	2.189739
10,000,001 to 15,000,000	8	91,239,816.15	14.57%	36	4.4688	1.697796	2.26 to 2.50	4	33,985,126.66	5.43%	36	4.1390	2.380609
15,000,001 to 20,000,000	8	130,879,004.38	20.90%	35	4.4086	1.345164	2.51 or greater	14	80,553,426.27	12.86%	36	4.6204	3.026689
20,000,001 to 30,000,000	1	29,381,757.47	4.69%	36	4.4210	0.538700	Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150
30,000,001 to 50,000,000	3	120,014,800.72	19.17%	37	4.5477	1.159934
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP	Wisconsin	3	28,708,958.76	4.58%	36	4.5184	1.274208
Arizona	1	2,247,230.12	0.36%	29	4.8000	1.724300	Totals	72	626,178,403.65	100.00%	35	4.5047	1.572150
California	7	56,722,324.85	9.06%	35	4.2000	2.012236
									Property Type³
Delaware	1	12,932,013.93	2.07%	35	3.8300	1.920700
Florida	5	56,747,036.57	9.06%	36	4.5373	0.948554		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	7	45,786,708.09	7.31%	32	4.8347	2.612342		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	12,474,980.65	1.99%	37	4.7490	1.127200	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP
Illinois	1	6,078,633.74	0.97%	34	4.4600	1.537200	Industrial	5	18,968,345.38	3.03%	36	4.6187	1.960993
Indiana	1	15,053,925.93	2.40%	36	4.4900	1.942500	Lodging	14	136,300,216.51	21.77%	35	4.6953	1.230707
Iowa	1	6,149,347.85	0.98%	37	4.5700	1.125900	Mixed Use	2	21,050,000.00	3.36%	35	4.1020	1.231835
Louisiana	2	12,489,177.22	1.99%	37	4.8029	0.386764	Multi-Family	8	46,167,519.07	7.37%	36	4.6315	1.980267
Massachusetts	1	1,504,355.66	0.24%	37	6.0310	3.365600	Office	12	123,049,313.32	19.65%	34	4.4863	1.485781
Michigan	2	10,519,664.14	1.68%	36	4.5179	3.703844	Other	1	6,350,000.00	1.01%	34	4.2200	1.628900
Minnesota	1	9,230,000.00	1.47%	35	4.1380	2.369500	Retail	19	209,837,347.43	33.51%	36	4.4418	1.624624
Mississippi	1	4,565,542.03	0.73%	36	5.0200	2.753100	Self Storage	2	13,647,560.24	2.18%	36	4.2148	2.510451
Nevada	3	49,608,667.06	7.92%	37	4.6687	1.278662	Totals	72	626,178,403.65	100.00%	35	4.5047	1.572150
New Mexico	1	7,457,224.90	1.19%	36	4.5300	1.891300
North Carolina	1	1,746,946.45	0.28%	36	4.5700	2.690400
North Dakota	1	10,573,549.36	1.69%	36	4.4970	0.829000
Ohio	9	43,555,141.81	6.96%	36	4.5753	1.722492
Pennsylvania	1	29,381,757.47	4.69%	36	4.4210	0.538700
Texas	7	54,470,071.26	8.70%	34	4.6279	1.255233
Utah	1	6,171,132.54	0.99%	37	5.1300	1.385700
Virginia	3	83,070,911.56	13.27%	36	4.3732	1.404143
Washington	1	8,125,000.00	1.30%	35	3.9600	2.396600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	21,057,013.93	3.36%	35	3.8802	2.104329	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	69,827,639.58	11.15%	35	4.1585	1.865043	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	19	224,726,547.33	35.89%	36	4.4111	1.480829	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	183,787,893.15	29.35%	35	4.6381	1.585839	49 months or greater	59	575,370,302.06	91.89%	35	4.5122	1.551071
	4.751% to 5.000%	7	53,018,377.30	8.47%	34	4.8550	0.827274	Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150
	5.001% to 5.250%	2	10,736,674.57	1.71%	37	5.0832	1.967158
	5.251% to 5.500%	1	5,436,368.47	0.87%	37	5.5000	1.246600
	5.501% or greater	2	6,779,787.73	1.08%	37	5.6754	3.230131
	Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP
	60 months or less	59	575,370,302.06	91.89%	35	4.5122	1.551071	Interest Only	9	63,220,000.00	10.10%	35	4.2081	2.017912
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	42,708,514.28	6.82%	35	4.8967	1.620984
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	41	469,441,787.78	74.97%	36	4.5181	1.481841
	Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	50,808,101.59	8.11%	34	4.4201	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	18,670,015.34	2.98%	36	4.3520	1.660000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	540,580,085.03	86.33%	35	4.5040	1.575916	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	16,120,201.69	2.57%	37	4.9695	0.591759	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	626,178,403.65	100.00%	35	4.5047	1.572150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	152,504.64	86,999.49	0.00	N/A	07/05/25	--	42,050,912.21	41,963,912.72	07/05/22
1A	304430002				Actual/360	4.352%	67,850.30	38,706.63	0.00	N/A	07/05/25	--	18,708,721.97	18,670,015.34	07/05/22
2	310928804	RT	Las Vegas	NV	Actual/360	4.680%	166,979.10	73,628.82	0.00	N/A	08/11/25	--	42,815,152.82	42,741,524.00	12/11/20
3	304430003	OF	Naples	FL	Actual/360	4.620%	136,177.42	61,394.18	0.00	N/A	08/01/25	--	35,370,758.18	35,309,364.00	07/01/22
4	303161013	LO	Harrisburg	PA	Actual/360	4.421%	108,430.40	49,700.28	0.00	N/A	07/01/25	--	29,431,457.75	29,381,757.47	07/01/22
5	304430005	IN	Various	OH	Actual/360	4.497%	65,579.22	35,468.94	0.00	N/A	07/10/25	--	17,499,458.66	17,463,989.72	07/10/22
6	304430006	LO	Irving	TX	Actual/360	4.823%	68,428.09	25,804.90	0.00	N/A	01/05/25	--	17,026,855.08	17,001,050.18	07/05/22
7	303161017	LO	Green Bay	WI	Actual/360	4.497%	60,687.28	23,899.40	0.00	N/A	07/01/25	--	16,194,070.95	16,170,171.55	07/01/22
8	303161008	OF	Richmond	VA	Actual/360	4.278%	54,764.69	26,676.09	0.00	N/A	06/01/25	--	15,361,763.14	15,335,087.05	07/01/22
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	56,421.01	25,186.21	0.00	N/A	07/01/25	--	15,079,112.14	15,053,925.93	07/01/22
10	303161021	OF	Menlo Park	CA	Actual/360	4.192%	54,177.25	23,990.81	0.00	N/A	08/01/25	--	15,508,755.42	15,484,764.61	07/01/22
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	53,654.75	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	07/01/22
12	416000207	RT	Jacinto City	TX	Actual/360	4.700%	49,442.84	24,722.37	0.00	N/A	08/01/25	--	12,623,702.89	12,598,980.52	07/01/22
13	304430013	RT	New Castle Hundred	DE	Actual/360	3.830%	41,351.67	24,121.68	0.00	N/A	06/01/25	--	12,956,135.61	12,932,013.93	07/01/22
14	304430014	MF	Yuma	AZ	Actual/360	4.710%	46,184.06	23,134.35	0.00	N/A	07/01/25	02/01/25	11,766,640.21	11,743,505.86	07/01/22
15	303161024	RT	Honolulu	HI	Actual/360	4.749%	49,448.58	19,922.50	0.00	N/A	08/01/25	--	12,494,903.15	12,474,980.65	07/01/22
16	303161022	LO	Hapeville	GA	Actual/360	4.540%	43,263.81	22,914.61	0.00	N/A	08/01/25	--	11,435,367.73	11,412,453.12	07/01/22
17	303161007	RT	Dallas	TX	Actual/360	4.280%	37,896.74	22,334.39	0.00	N/A	06/01/25	--	10,625,255.47	10,602,921.08	07/01/22
18	416000205	MF	Atlanta	GA	Actual/360	4.710%	39,855.09	19,857.40	0.00	N/A	08/01/25	--	10,154,163.31	10,134,305.91	07/01/22
19	416000209	MF	Baton Rouge	LA	Actual/360	4.870%	40,453.94	19,047.85	0.00	N/A	08/01/25	--	9,968,117.00	9,949,069.15	04/01/20
20	303161016	LO	Grand Forks	ND	Actual/360	4.497%	39,682.94	15,627.63	0.00	N/A	07/01/25	--	10,589,176.99	10,573,549.36	07/01/22
21	303161015	LO	Kimberly	WI	Actual/360	4.497%	39,446.73	15,534.61	0.00	N/A	07/01/25	--	10,526,146.19	10,510,611.58	07/01/22
23	304430023	SS	San Luis Obispo	CA	Actual/360	4.230%	29,865.21	17,739.46	0.00	N/A	08/01/25	--	8,472,398.99	8,454,659.53	07/01/22
24	440000460	SS	Fort Worth	TX	Actual/360	4.566%	31,536.33	17,227.35	0.00	N/A	01/01/25	--	8,288,128.30	8,270,900.95	07/01/22
25	303161010	OF	Edina	MN	Actual/360	4.138%	31,828.12	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	07/01/22
26	304430026	LO	Various	OH	Actual/360	5.000%	28,179.16	31,216.86	0.00	N/A	04/01/25	--	6,762,997.95	6,731,781.09	07/01/22
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	28,700.18	14,874.59	0.00	N/A	08/05/25	--	7,487,002.60	7,472,128.01	07/05/22
28	303161009	RT	University Place	WA	Actual/360	3.960%	26,812.50	0.00	0.00	N/A	06/01/25	--	8,125,000.00	8,125,000.00	07/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	416000203	LO	Troutville	VA	Actual/360	4.760%	28,225.66	13,815.49	0.00	N/A	08/01/25	--	7,115,712.05	7,101,896.56	07/01/22
30	304430030	SS	Folsom	CA	Actual/360	4.040%	26,933.33	0.00	0.00	N/A	06/01/25	--	8,000,000.00	8,000,000.00	07/01/22
31	304430031	LO	Tampa	FL	Actual/360	4.590%	22,936.75	28,064.68	0.00	N/A	05/01/25	--	5,996,535.17	5,968,470.49	07/01/22
32	600928679	RT	Las Cruces	NM	Actual/360	4.530%	28,192.40	10,959.74	0.00	N/A	07/11/25	--	7,468,184.64	7,457,224.90	07/11/22
33	416000201	RT	Chillicothe	OH	Actual/360	4.426%	28,400.17	0.00	0.00	N/A	08/01/25	--	7,700,000.00	7,700,000.00	07/01/22
34	304430034	OF	Atlanta	GA	Actual/360	4.530%	25,032.12	13,306.47	0.00	N/A	08/01/22	--	6,631,025.58	6,617,719.11	07/01/22
35	304430035	MF	Des Moines	IA	Actual/360	4.570%	23,465.59	12,294.12	0.00	N/A	08/01/25	--	6,161,641.97	6,149,347.85	07/01/22
36	416000177	LO	Salt Lake City	UT	Actual/360	5.130%	26,430.21	11,373.52	0.00	N/A	08/01/25	--	6,182,506.06	6,171,132.54	07/01/22
37	304430037	RT	St. Charles	IL	Actual/360	4.460%	22,633.16	11,004.41	0.00	N/A	05/01/25	--	6,089,638.15	6,078,633.74	07/01/22
38	304430038	LO	Cordele	GA	Actual/360	5.500%	24,982.32	14,319.28	0.00	N/A	08/01/25	--	5,450,687.75	5,436,368.47	07/01/22
39	416000206	MF	Atlanta	GA	Actual/360	4.710%	22,669.35	10,561.95	0.00	N/A	08/01/25	--	5,775,629.31	5,765,067.36	07/01/22
40	303161001	98	Miami	FL	Actual/360	4.220%	22,330.83	0.00	0.00	N/A	05/01/25	--	6,350,000.00	6,350,000.00	07/01/22
41	304430041	LO	Savannah	GA	Actual/360	5.574%	24,568.39	13,779.51	0.00	N/A	08/05/25	--	5,289,211.58	5,275,432.07	07/05/22
42	610929590	MF	El Paso	TX	Actual/360	4.330%	18,002.36	15,099.02	0.00	N/A	06/11/25	--	4,989,105.77	4,974,006.75	07/11/22
43	304430043	OF	Austin	TX	Actual/360	4.964%	22,036.32	10,041.10	0.00	N/A	08/05/25	--	5,327,072.61	5,317,031.51	07/05/22
44	304430044	SS	Marina	CA	Actual/360	4.190%	18,170.76	11,135.26	0.00	N/A	05/01/25	--	5,204,035.97	5,192,900.71	07/01/22
45	416000208	RT	Wayland	MI	Actual/360	4.575%	20,239.52	8,704.43	0.00	N/A	08/01/25	--	5,308,727.74	5,300,023.31	07/01/22
46	416000199	OF	Sebring	FL	Actual/360	4.660%	19,659.84	8,733.16	0.00	N/A	08/01/25	--	5,062,620.51	5,053,887.35	06/01/22
47	304430047	LO	Pearl	MS	Actual/360	5.020%	19,152.61	12,771.09	0.00	N/A	07/01/25	--	4,578,313.12	4,565,542.03	07/01/22
48	304430048	MF	Rochester Hills	MI	Actual/360	4.460%	19,428.67	7,804.14	0.00	N/A	06/01/25	--	5,227,444.97	5,219,640.83	07/01/22
49	303161011	MU	San Diego	CA	Actual/360	4.105%	18,301.46	0.00	0.00	N/A	06/01/25	--	5,350,000.00	5,350,000.00	07/01/22
51	303161002	RT	Creve Coeur	MO	Actual/360	4.220%	17,935.00	0.00	0.00	N/A	05/01/25	02/01/25	5,100,000.00	5,100,000.00	07/01/22
53	304430053	RT	Powell	OH	Actual/360	4.450%	15,574.52	12,628.39	0.00	N/A	05/01/25	--	4,199,871.38	4,187,242.99	07/01/22
54	303161006	RT	Fort Lauderdale	FL	Actual/360	4.085%	13,882.39	12,744.68	0.00	N/A	05/01/25	--	4,078,059.41	4,065,314.73	07/01/22
56	440000455	OF	Various	Various	Actual/360	4.800%	17,126.51	6,221.10	0.00	12/01/24	12/01/44	--	4,281,626.85	4,275,405.75	07/01/22
57	304430057	SS	Wilmington	NC	Actual/360	4.410%	15,648.42	6,411.06	0.00	N/A	06/01/25	--	4,258,073.63	4,251,662.57	07/01/22
58	304430058	SS	Wilmington	NC	Actual/360	4.460%	15,650.87	6,286.67	0.00	N/A	06/01/25	--	4,210,997.38	4,204,710.71	07/01/22
59	303161014	RT	Las Vegas	NV	Actual/360	4.495%	15,826.15	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	07/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	440000458	OF	San Diego	CA	Actual/360	4.560%	14,820.00	0.00	0.00	N/A	01/01/25	--	3,900,000.00	3,900,000.00	07/01/22
62	304430062	RT	Cary	NC	Actual/360	4.460%	12,563.68	6,887.61	0.00	N/A	07/05/25	--	3,380,362.24	3,373,474.63	07/05/22
63	303161005	SS	Sugar Hill	GA	Actual/360	4.282%	10,887.47	6,445.44	0.00	N/A	05/01/25	--	3,051,135.16	3,044,689.72	07/01/22
64	303161004	SS	Cumming	GA	Actual/360	4.282%	10,080.99	5,968.00	0.00	N/A	05/01/25	--	2,825,125.15	2,819,157.15	07/01/22
65	303161019	RT	Reno	NV	Actual/360	4.763%	10,507.61	5,165.33	0.00	N/A	07/01/25	--	2,647,308.39	2,642,143.06	07/01/22
66	610929588	MF	El Paso	TX	Actual/360	4.380%	9,033.36	5,129.74	0.00	N/A	06/11/25	--	2,474,893.13	2,469,763.39	07/11/22
67	416000204	RT	Sulphur	LA	Actual/360	4.540%	9,625.95	4,195.16	0.00	N/A	08/01/25	--	2,544,303.23	2,540,108.07	07/01/22
68	303161018	RT	San Diego	CA	Actual/360	4.420%	9,724.00	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	07/01/22
69	410929061	RT	Apex	NC	Actual/360	4.570%	6,664.67	3,076.66	0.00	N/A	07/11/25	--	1,750,023.11	1,746,946.45	07/11/22
70	304430070	IN	Palmer	MA	Actual/360	6.031%	7,579.38	3,729.08	0.00	N/A	08/05/25	--	1,508,084.74	1,504,355.66	07/05/22
71	610929597	MF	El Paso	TX	Actual/360	4.480%	5,635.10	3,084.73	0.00	N/A	06/11/25	--	1,509,402.56	1,506,317.83	07/11/22
72	410929969	RT	Sandy Springs	GA	Actual/360	4.700%	4,494.80	2,247.49	0.00	N/A	08/11/25	--	1,147,609.54	1,145,362.05	06/11/22
Totals							2,354,654.74	1,063,719.91	0.00				627,242,123.56	626,178,403.65
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,988,555.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	2,495,404.00	01/01/21	09/30/21	06/13/22	5,705,130.27	898,914.11	217,384.41	3,658,710.70	188,219.74	0.00
3	1,859,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,123,109.81	1,810,275.01	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,082,888.72	608,840.04	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	323,229.73	837,190.28	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,378,922.97	1,585,155.36	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,896,134.78	181,561.33	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	1,164.67	0.00
9	2,277,134.68	575,515.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,973,677.24	579,729.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,226,251.36	104,515.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,474,677.93	349,273.33	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,620,431.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	976,933.60	245,075.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,236,403.99	2,450,059.73	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,466,681.00	355,839.56	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,870,440.73	483,513.68	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	125,923.37	0.00	--	--	03/11/22	2,095,451.26	98,860.85	50,783.89	1,503,035.10	34,810.14	0.00
20	599,239.13	679,663.28	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	768,928.09	871,671.50	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,605,307.00	425,010.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	924,939.84	260,818.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,066,470.30	0.00	--	--	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
27	1,037,374.41	252,940.57	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	776,029.83	192,780.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,036,522.80	1,052,084.93	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	773,182.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	809,064.40	240,100.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	968,126.28	241,870.09	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,130,633.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	491,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	288,281.33	394,997.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	706,937.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	664,609.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,409,509.49	355,880.12	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	436,500.00	109,125.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,352,674.10	1,645,446.75	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	832,981.04	225,667.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	960,400.32	78,273.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	641,119.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	779,948.77	356,208.27	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	656,692.91	0.00	--	--	--	0.00	0.00	28,308.62	28,308.62	0.00	0.00
47	1,139,144.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,195,799.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	752,307.76	191,496.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	499,822.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	402,727.92	26,091.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	125,064.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	608,091.97	154,099.03	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	535,709.04	136,714.64	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	263,629.12	77,824.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	396,493.76	86,125.03	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	200,020.40	68,889.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	284,903.08	68,179.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	247,924.76	83,369.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	529,749.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	193,488.52	54,950.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	168,221.64	49,019.87	01/01/22	03/31/22	--	0.00	0.00	6,723.16	6,723.16	0.00	0.00
Totals	62,036,494.59	21,166,311.36				7,800,581.53	997,774.96	303,200.08	5,196,777.58	224,194.55	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	0	0.00	2	52,690,593.15	1	42,741,524.00	1	9,949,069.15	0	0.00	0	0.00	0	0.00	4.504683%	4.427686%	35
06/17/22	0	0.00	0	0.00	2	52,783,269.82	1	42,815,152.82	1	9,968,117.00	0	0.00	1	29,359.88	0	0.00	4.504777%	4.427765%	36
05/17/22	0	0.00	0	0.00	2	52,868,684.95	1	42,882,942.48	0	0.00	0	0.00	0	0.00	0	0.00	4.504886%	4.427849%	37
04/18/22	0	0.00	0	0.00	2	52,960,664.00	1	42,956,021.91	0	0.00	0	0.00	0	0.00	0	0.00	4.504978%	4.427926%	38
03/17/22	0	0.00	0	0.00	2	53,045,361.18	1	43,023,246.15	0	0.00	0	0.00	0	0.00	0	0.00	4.505063%	4.427997%	39
02/17/22	0	0.00	0	0.00	2	53,150,518.78	1	43,106,944.79	0	0.00	0	0.00	0	0.00	0	0.00	4.505168%	4.428086%	40
01/18/22	0	0.00	0	0.00	2	53,234,447.59	1	43,173,563.25	0	0.00	0	0.00	0	0.00	0	0.00	4.505251%	4.428156%	41
12/17/21	0	0.00	0	0.00	2	53,318,036.72	1	43,239,914.32	0	0.00	0	0.00	0	0.00	0	0.00	4.505333%	4.428225%	42
11/18/21	0	0.00	0	0.00	2	53,408,255.59	1	43,311,606.97	0	0.00	0	0.00	0	0.00	0	0.00	4.505422%	4.428299%	43
10/18/21	0	0.00	0	0.00	2	53,491,141.28	1	43,377,403.95	0	0.00	0	0.00	0	0.00	0	0.00	4.505503%	4.428367%	44
09/17/21	0	0.00	0	0.00	2	53,580,682.08	1	43,448,562.48	0	0.00	0	0.00	0	0.00	0	0.00	4.505590%	4.428440%	45
08/17/21	0	0.00	0	0.00	2	53,662,869.93	1	43,513,809.75	1	0.00	1	7,092,491.36	0	0.00	1	4,121,992.69	4.505670%	4.426381%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2	310928804	12/11/20	18	6	217,384.41	3,658,710.70	319,077.92		44,054,469.45	06/01/20	2		07/01/21
19	416000209	04/01/20	26	6	50,783.89	1,503,035.10	130,491.11		10,422,768.63	05/22/20	2			06/01/22
46	416000199	06/01/22	0	B	28,308.62	28,308.62	0.00		5,062,620.51
72	410929969	06/11/22	0	A	6,723.16	6,723.16	0.00		1,147,609.54
Totals					303,200.08	5,196,777.58	449,569.03		60,687,468.13
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		6,617,719	6,617,719	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		384,793,036	384,793,036	0		0
37 - 48 Months		230,492,242	177,801,649	0		52,690,593
49 - 60 Months		0	0	0		0
> 60 Months		4,275,406	4,275,406	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	626,178,404	573,487,811	0	0	0	52,690,593
Jun-22	627,242,124	574,458,854	0	0	0	52,783,270
May-22	628,261,134	575,392,449	0	0	9,985,742	42,882,942
Apr-22	629,316,922	576,356,258	0	0	10,004,642	42,956,022
Mar-22	630,298,535	577,253,174	0	0	10,022,115	43,023,246
Feb-22	631,487,194	578,336,675	0	0	10,043,574	43,106,945
Jan-22	632,460,276	579,225,828	0	0	10,060,884	43,173,563
Dec-21	633,429,535	580,111,498	0	0	10,078,122	43,239,914
Nov-21	634,465,665	581,057,409	0	0	10,096,649	43,311,607
Oct-21	635,427,044	581,935,903	0	0	10,113,737	43,377,404
Sep-21	636,455,577	582,874,895	0	0	10,132,120	43,448,562
Aug-21	637,409,138	583,746,268	0	0	10,149,060	43,513,810
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310928804	42,741,524.00	44,054,469.45	47,100,000.00	05/10/22	2,356,562.00	1.08820	09/30/21	08/11/25	276
19	416000209	9,949,069.15	10,422,768.63	8,500,000.00	01/31/22	70,923.37	0.09930	12/31/20	08/01/25	276
26	304430026	6,731,781.09	6,731,781.09	11,600,000.00	02/28/22	952,957.30	0.69720	12/31/21	04/01/25	152
36	416000177	6,171,132.54	6,171,132.54	14,300,000.00	05/01/22	314,313.20	1.38570	06/30/21	08/01/25	276
Totals		65,593,506.78	67,380,151.71	81,500,000.00		3,694,755.87

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310928804	RT	NV	06/01/20	2

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Counsel has been engaged and the Foreclosure process has been initiated with an estimated sale date in Q3 2022 while negotiations with the Borrower continue.

19	416000209	MF	LA	05/22/20	2

The Loan transferred for Imminent Monetary Default at Borrower's request due to the impact of COVID-19 on property cash flow. The Loan is currently in payment default and Lender accelerated. A Receiver took over Property management on

November 8, 2021 an d Special Servicer filed an uncontested foreclosure action. The Sheriff conducted a June 1, 2022 foreclosure sale and we are awaiting receipt of the deed. Property is 55% occupied and has 56 units off line from a flood.

We have engaged a broker to sell p roperty, already receiving 5 unsolicited offers during receivership. Guidance is approx. $50K/unit.

26	304430026	LO	OH	06/18/20	1

Borrower and Special Servicer entered into a Forbearance Agreement on June 25, 2021, effective April 1, 2021. Special Servicer is monitoring the Loan and preparing to return the Loan to the Master Servicer following the budget approval.

36	416000177	LO	UT	07/13/20	13
Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemicSettlement AAM has been approved. Settlement Agreement is being documented.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	304430026	7,546,589.99	5.00000%	7,546,589.99 5.00000%		10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	0.00	371,020.23	4,254,511.44	40.51%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	0.00	351,992.60	6.86%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	99,893.12	2,134,138.48	41.84%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			23,160,878.56	338,100,000.00	19,680,649.83	3,772,186.90	19,680,649.83	15,908,462.93	7,252,415.63	0.00	491,381.22	6,761,034.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	304430022	12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00	4,254,511.44
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
50	304430050	08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00	351,992.60
52	303161003	04/18/22	0.00	0.00	2,134,138.48	0.00	0.00	338.38	0.00	0.00	2,134,138.48
		08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,761,034.41	0.00	(57.42)	6,761,091.83	0.00	0.00	6,761,091.83

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	8,919.82	0.00	0.00	22,154.92	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	950.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	8,469.11	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	383.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,419.82	0.00	1,333.80	30,624.03	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		51,377.65

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31